INCOME TAXES (Details Textual) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Statutory rate	25.00%	25.00%	25.00%	25.00%
Operating Loss Carryforwards	$ 5,344		$ 5,344
Operating Loss Carryforwards, Expiration Dates			31-Dec-15